Consolidated Statements of Financial Position (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Allowance for doubtful account	$ 3,104	¥ 20,198	¥ 16,792
Ordinary shares, authorized shares (in shares)	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.001
Ordinary shares, issued (in shares)	1,300,191,084	1,300,191,084	1,165,072,926
Ordinary shares, outstanding (in shares)	1,300,191,084	1,300,191,084	1,165,072,926